Statements of Net Asset Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments, at fair value (Note 3)	$ 185,204,574	$ 157,872,834
Receivables:
Contributions receivable from participants	0	234,714
Contributions receivable from employer	1,793,289	1,627,082
Notes receivable from participants	5,267,672	4,659,024
Total receivables	7,060,961	6,520,820
Non-interest-bearing cash and cash equivalents	430,552	28,089
Net assets available for benefits	$ 192,696,087	$ 164,421,743